Statements of cash flows - Summary of restricted cash and cash equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	₩ 14,377,937	₩ 22,965,162
Due In Local Currency From BOK
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	13,420,310	16,527,445
Due In Foreign Currency From Banks On Demand
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	₩ 957,627	₩ 6,437,717